Fees and Commissions Income	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Fees and Commissions Income	FEES AND COMMISSIONS INCOME
Disaggregation of Contract Revenue
Details of fees and commissions income for the fiscal years ended March 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024
	(in millions)
Fees and commissions on deposits	¥51,032	¥49,785	¥36,703
Fees and commissions on remittances and transfers	157,236	147,582	151,663
Fees and commissions on foreign trading business	56,344	69,010	74,485
Fees and commissions on credit card business	207,080	230,386	251,025
Fees and commissions on security-related services	264,530	224,900	278,502
Fees and commissions on administration and management services for investment funds	286,549	282,282	317,323
Trust fees	133,322	131,069	129,393
Guarantee fees(1)	45,849	47,986	51,167
Insurance commissions	42,353	49,420	64,665
Fees and commissions on real estate business	65,611	68,407	68,439
Other fees and commissions(2)	348,957	400,810	475,609
Total	¥1,658,863	¥1,701,637	¥1,898,974

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.
The following is an explanation of the relationship with revenue information disclosed for each reportable segment.
These revenues from contracts with customers are related to various reportable segments disclosed in Note 29. The business segment information is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Further, the format and information as disclosed in Note 29 are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. For example, management does not use information on segments’ gross revenue to allocate resources and assess performance.
The majority of fees and commissions on deposits are attributable to Digital Service Business Group (“DS”) and Global Commercial Banking Business Group (“GCB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on remittances and transfers are attributable to DS, Retail & Commercial Banking Business Group (“R&C”), Japanese Corporate Investment Banking Business Group (“JCIB”) and Global Corporate Investment Banking Business Group (“GCIB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on foreign trading business are attributable to DS, R&C, JCIB and GCIB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on credit card business are substantially attributable to DS and GCB with no significant concentration in any particular segments.
The majority of fees and commissions on security-related services are from the business activities relevant to R&C, with JCIB and GCIB providing a smaller impact.
The business activities relevant to fees and commissions on administration and management services for investment funds are substantially attributable to Asset Management & Investor Service Business Group (“AM/IS”).
The business activities relevant to trust fees are attributable to R&C, JCIB, and AM/IS with no significant concentration in any particular segments.
The majority of insurance commissions are from the business activities relevant to DS, R&C, JCIB, and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on real estate business are attributable to R&C and JCIB with no significant concentration in any particular segments.